Subsequent Events	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Subsequent Events

$1,000,000 Private Placement

On November 8, 2011, Sionix completed a private placement in which it sold and issued a senior secured redeemable debenture of $300,000 (the “Debenture”) to TCA Global Credit Master Fund, LP for aggregate gross proceeds of $300,000 pursuant to a Securities Purchase Agreement between Sionix and the investor that is dated October 31, 2011. Until maturity of the Debenture, Sionix may request that investor purchase additional debentures in two tranches, each in an amount of up to $350,000 so long as there has been no default event under the Securities Purchase Agreement or Debenture or related Security Agreement or Pledge Agreement.

So long as the investor owns the Debenture, Sionix and its subsidiaries may not do the following:

  create, assume, incur, or have outstanding any debt or become liable for any obligation of any other person except for the Debentures; obligations for accounts payable, other than for money borrowed, incurred in the ordinary course of business; indebtedness existing immediately prior to the closing of this private placement and set forth in our financial statements, provided that such indebtedness is subordinated to the obligations owed to the investor under the Debentures; and indebtedness incurred after the closing that is subordinated to the obligations owed to the investor based on the investor’s perfected security interest.

  create, assume, incur, or suffer or permit to exist any encumbrance upon any assets of Sionix or any of its subsidiaries.

  make or have outstanding any new investments in, or loans or advances to, any other person, or acquire all or any substantial part of the assets, business, stock, or other evidence of beneficial ownership of any other person, except: (i) investments in direct obligations of the United States or any state in the United States; (ii) trade credit extended by Sionix in the ordinary course of business; and (iii) investments existing as of the date of the Securities Purchase Agreement and set forth in our financial statements.

  permit or enter into any transaction involving a change in control, or any other merger, consolidation, sale, transfer, license, lease, encumbrance, or otherwise disposition of all or any part of its properties or business or all or any substantial part of its assets, except for the sale, lease, or licensing of property or assets of Sionix in the ordinary course of business.

  make or incur obligations or undertake expenditures for the acquisition or lease of any fixed assets or other obligations or expenditures that are required to be capitalized under GAAP.

  purchase or redeem any shares of its capital stock; (ii) declare or pay any dividends or distributions, whether in cash or otherwise, or set aside any funds for any such purpose; (iii) make any loans, advances, or extensions of credit to, or investments in, any person, including, without limitation, any affiliates or officers, directors, employees, or material shareholders; or (iv) increase the annual salary paid to any officers or directors as of the date of the Securities Purchase Agreement.

At this closing, Sionix issued to the investor 2,358,491 shares of common stock as an incentive for the private placement (“Incentive Shares”). Sionix can repurchase these shares if it chooses to pay the incentive fee of $125,000 in cash for a period of 9 months after this closing. As well, Sionix and the investor will revalue the shares at the 9 month anniversary from this closing and if the underlying shares are worth more than $125,000 based the then current market valuation, then Sionix will receive shares back from the investor. Conversely, if the market price is less than the incentive fee of $125,000 then Sionix will be required to issue additional shares. Sionix also issued to the investor 16,981,132 shares of common stock as pledged stock and additional security (“Pledge Shares”).

The Debenture is dated October 31, 2011 and has an interest rate of 12%. It matures on July 31, 2012. Sionix has an optional right of redemption prior to maturity. Sionix must redeem the Debenture on the maturity date at a redemption premium of 7.5%.

The parties also entered into a Security Agreement for the benefit of the investor dated October 31, 2011. Sionix granted to the investor a continuing, first priority security interest in certain property of Sionix to secure the prompt payment, performance, and discharge in full of all of Sionix’s obligations under the Debenture, Securities Purchase Agreement, and Pledge Agreement.

The parties also entered into a Pledge and Escrow Agreement dated October 31, 2011 under which Sionix pledged the Pledge Shares in order to secure the full and timely payment and performance of all of its obligations to the investor under the Securities Purchase Agreement, the Debenture, and the Security Agreement.

$100,000 Private Placement

On November 9, 2011, Sionix completed a private placement in which it sold and issued 1,666,667 units of its securities to an existing accredited investor, at a purchase price of $0.06 per unit, for aggregate gross proceeds of $100,000 pursuant to a Securities Purchase Agreement between Sionix and the investor. Each unit consisted of one (1) share of common stock and included 50% warrant coverage such that the investor received 1,666,667 shares of common stock and a warrant to purchase a total of 833,333 shares of common stock. The warrants are exercisable at a price of $0.17 per share and expire on November 9, 2014. The investor had a pre-existing relationship with Sionix prior to this private placement.